Accrued and Other Liabilities - Summary of Accompanying Consolidated Balance Sheets of Accrued and Other Liabilities (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Vessel operating expenses	$ 266,500	$ 158,956
Voyage expenses	230,817	14,368
Administrative expenses	136,980
Total	$ 634,297	$ 173,324